Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of cash and cash equivalents [line items]
Cash and bank deposits	R$ 366		R$ 234
Cash equivalents and bank deposits in foreign currency	3,615
Cash equivalents	8,320		600
Cash and cash equivalents	R$ 12,301	$ 933	R$ 834	R$ 4,358	R$ 683